Subsequent Events	9 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Subsequent Events

NOTE 10 - Subsequent Events

Pursuant to FASB Accounting Standards Codification 855, Subsequent Events, Including ASC 855-10-S99-2, the Company evaluated subsequent events through the filing date of this form 10-Q.

Note 12: Subsequent Events

On August, 19, 2011, we formed Nakoda Energy, Inc. (“Nakoda”), a California corporation, as a wholly owned subsidiary. Nakoda began operations in September 2011, as an energy savings and management provider developed to assist customers with reducing their energy costs. Nakoda identifies and implements specific energy savings options for customers, who then pay for Nakoda’s services from the energy savings that may be realized on their utility bills. Nakoda’s business plan provides for future cross-promotion and sales opportunities of our SolarWindow™ and MotionPower™ products to its customers. This component of the business plan is predicated on both the growth of Nakoda’s business as well as the continued development and eventual commercialization of SolarWindow™ and MotionPower™ technologies. Nakoda has incurred approximately $133,000 of operating expenses from September 1, 2011 through the date of this report.